Post-retirement benefit obligations	12 Months Ended
Jun. 30, 2018
Post-retirement benefit obligations
Post-retirement benefit obligations

33Post-retirement benefit obligations

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Post-retirement healthcare benefits	33.1
South Africa		3 995	3 921
United States of America		248	242

		4 243	4 163
Pension obligations	33.2
Foreign – post-retirement benefit obligation		8 046	7 260
Less short-term portion of post-retirement benefit obligation		(389)	(354)

Total post-retirement benefit obligations		11 900	11 069

Pension assets	33.2
South Africa – post-retirement benefit asset		(582)	(622)
Foreign – post-retirement benefit asset		(916)	—

Total post-retirement benefit assets		(1 498)	(622)

Net pension obligations		6 548	6 638

The group provides post-retirement medical and pension benefits to certain of its retirees, principally in South Africa, Europe and the United States of America. Generally, medical coverage provides for a specified percentage of most medical expenses, subject to pre-set rules and maximum amounts. Pension benefits are payable in the form of retirement, disability and surviving dependent pensions. The medical benefits are unfunded. The pension benefits in South Africa are funded. In the United States of America certain of our Pension Funds are funded.

Accounting policies:

The group operates or contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

The group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

•	when the plan amendment or curtailment occurs; and
•	when the group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.

	Healthcare benefits	Pension benefits
Last actuarial valuation – South Africa	31 March 2018	31 March 2018
Last actuarial valuation – United States of America	30 April 2018	30 April 2018
Last actuarial valuation – Europe	n/a	30 April 2018
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

The plans have been assessed by the actuaries and have been found to be in sound financial positions.

Principal actuarial assumptions

Weighted average assumptions used in performing actuarial valuations determined in consultation with independent actuaries.

	South Africa				United States of America				Europe
	2018		2017		2018		2017		2018	2017
at valuation date	%		%		%		%		%	%
Healthcare cost inflation
initial	7,5		7,5		7,0	*	7,0	*	n/a	n/a
ultimate	7,5		7,5		5,5	*	5,5	*	n/a	n/a
Discount rate – post-retirement medical benefits	9,9		9,8		3,9		3,5		n/a	n/a
Discount rate – pension benefits	9,9		10,1		2,7		2,7		1,8	1,9
Pension increase assumption	4,5		5,2		n/a	**	n/a	**	1,8	1,8
Average salary increases	5,5	+	5,5	+	4,2		4,2		2,8	2,8
Weighted average duration of the obligation – post- retirement medical obligation	15 years		15 years		9 years		9 years		n/a	n/a
Weighted average duration of the obligation – pension obligation	13 years		13 years		13 years		14 years		17 years	18 years

Assumptions regarding future mortality are based on published statistics and mortality tables.

*        The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**      There are no automatic pension increases for the United States of America pension plan.

+        Salary increases are linked to inflation.

33.1Post-retirement healthcare benefits

Reconciliation of projected benefit obligation to the amount recognised in the statement of financial position

	South Africa		United States of America		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation	3 995	3 921	248	242	4 243	4 163
Less short-term portion	(177)	(159)	(20)	(19)	(197)	(178)

Non-current post-retirement healthcare obligation	3 818	3 762	228	223	4 046	3 985

Reconciliation of the total post-retirement healthcare obligation recognised in the statement of financial position

	South Africa		United States of America		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 921	3 690	242	304	4 163	3 994
Movements recognised in the income statement:	542	414	18	19	560	433
current service cost	73	59	10	11	83	70
interest cost	472	357	8	8	480	365
curtailments and settlements	(3)	(2)	—	—	(3)	(2)
Actuarial (gains)/losses recognised in other comprehensive income:	(258)	(32)	(5)	(21)	(263)	(53)
arising from changes in financial assumptions	(54)	54	(6)	(8)	(60)	46
arising from changes in demographic assumptions	—	—	—	1	—	1
arising from changes in actuarial experience	(204)	(86)	1	(14)	(203)	(100)
Benefits paid	(210)	(151)	(19)	(24)	(229)	(175)
Translation of foreign operations	—	—	12	(36)	12	(36)

Total post-retirement healthcare obligation at end of year	3 995	3 921	248	242	4 243	4 163

Sensitivity analysis

The sensitivity analysis is performed in order to assess how the post-retirement healthcare obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		United States of America
	2018	2017	2018		2017
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	582	594	—	*	—	*
Decrease in the healthcare cost inflation	(475)	(487)	—	*	—	*

Increase in the discount rate	(452)	(472)	(21)		(20)
Decrease in the discount rate	562	584	25		24

Increase in the pension increase assumption	159	145	—	*	—	*
Decrease in the pension increase assumption	(191)	(183)	—	*	—	*

*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States pension plan.

The sensitivities may not be representative of the actual change in the post-retirement healthcare obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.

Pension increase risk

The South African healthcare plan is linked to pension benefits paid, which are to some extent linked to inflation. Accordingly, increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits.

Healthcare cost inflation risk

Healthcare cost inflation is CPI inflation plus two percentage points over the long term. An increase in healthcare cost inflation will increase the obligation of the plan.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate will increase the obligation of the plan.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

33.2Pension benefits

South African operations

Background

In 1994, all members were given the choice to voluntarily transfer to the newly established defined contribution section of the pension fund and approximately 99% of contributing members chose to transfer to the defined contribution section.

Defined benefit option for defined contribution members

In terms of the rules of the fund, on retirement, employees employed before 1 January 2009 have an option to purchase a defined benefit pension with their member share. Should a member elect this option, the group is exposed to actuarial risk. In terms of IAS 19, the classification requirements stipulate that where an employer is exposed to any actuarial risk, the fund must be classified as a defined benefit plan.

Fund assets

The assets of the fund are held separately from those of the company in a trustee administered fund, registered in terms of the South African Pension Funds Act, 1956. Included in the fund assets at 31 March 2018 are 1 678 808 Sasol ordinary shares valued at R844 million at year-end (2017 — 2 253 108 Sasol ordinary shares valued at R826 million) purchased under terms of an approved investment strategy, and property valued at R1 543 million that is currently occupied by Sasol.

Membership

A significant number of employees are covered by union sponsored, collectively bargained, and in some cases, multi-employer defined contribution pension plans. Information from the administrators of these plans offering defined benefits is not sufficient to permit the company to determine its share, if any, of any unfunded vested benefits.

Pension fund assets

The assets of the pension funds are invested as follows:

	South Africa		United States of America
	2018	2017	2018	2017
at 30 June	%	%	%	%
Equities	53	53	32	44
resources	6	5	5	7
industrials	3	2	3	5
consumer discretionary	12	14	4	5
consumer staples	12	13	2	3
healthcare	3	4	3	5
information technologies	4	3	7	9
telecommunications	1	2	2	2
financials (ex real estate)	12	10	6	8
Fixed interest	10	10	59	44
Direct property	17	16	5	7
Listed property	5	7	—	—
Cash and cash equivalents	4	3	—	—
Third party managed assets	11	11	—	—
Other	—	—	4	5

Total	100	100	100	100

The pension fund assets are measured at fair value at valuation date. The fair value of equity has been calculated by reference to quoted prices in an active market. The fair value of property and other assets has been determined by performing market valuations and using other valuation techniques at the end of each reporting period.

Investment strategy

The trustees target the plans’ asset allocation within the following ranges within each asset class:

	South Africa(1)		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	30	45	17	37
foreign	15	30	17	37
Fixed interest	5	25	55	75
Property	10	25	—	18
Other	—	15	—	18

(1)

Members of the defined contribution scheme have a choice of four investment portfolios. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The total assets of the fund under these investment portfolios are R146 million, R47 929 million, R700 million and R678 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55.

The trustees of the respective funds monitor investment performance and portfolio characteristics on a regular basis to ensure that managers are meeting expectations with respect to their investment approach. There are restrictions and controls placed on managers in this regard.

Reconciliation of the projected net pension liability/(asset) recognised in the statement of financial position

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	47 285	46 508	3 105	2 913	50 390	49 421
defined benefit portion	19 970	19 200	3 105	2 913	23 075	22 113
defined benefit option for defined contribution members	27 315	27 308	—	—	27 315	27 308
Plan assets	(50 128)	(48 340)	(3 890)	(2 514)	(54 018)	(50 854)
defined benefit portion	(22 502)	(21 669)	(3 890)	(2 514)	(26 392)	(24 183)
defined benefit option for defined contribution members	(27 626)	(26 671)	—	—	(27 626)	(26 671)
Projected benefit obligation (unfunded)	—	—	7 915	6 861	7 915	6 861
Asset not recognised due to asset limitation	2 261	1 210	—	—	2 261	1 210

Net liability/(asset) recognised	(582)	(622)	7 130	7 260	6 548	6 638

The increase of R1 051 million in the asset limitation (2017 — R105 million) was recognised as a gain in other comprehensive income.

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Pension asset	(582)	(622)	(916)	—	(1 498)	(622)
Pension benefit obligation	—	—	8 046	7 260	8 046	7 260
long-term portion	—	—	7 854	7 084	7 854	7 084
short-term portion	—	—	192	176	192	176
Net liability/(asset)	(582)	(622)	7 130	7 260	6 548	6 638

The obligation which arises for the defined contribution members with the option to purchase into the defined benefit fund is limited to the assets that they have accumulated until retirement date. However, after retirement date, there is actuarial risk associated with the members as full defined benefit members.

Based on the latest actuarial valuation of the fund and the approval of the trustees of the surplus allocation, the company has an unconditional entitlement to only the funds in the employer surplus account and the contribution reserve. The estimated surplus due to the company amounted to approximately R1 498 million (2017 — R622 million) and has been included in the pension asset recognised in the current year.

Investment risk

The actuarial valuation assumes certain asset returns on invested assets. If actual returns on plan assets are below the assumption, this may lead to a strain on the fund, which, over time, may lead to a plan deficit. In order to mitigate the concentration risk, the fund assets are invested across equity securities, property securities and debt securities. Given the long-term nature of the obligations, it is considered appropriate that investment is made in equities and real estate to improve the return generated by the fund. These may result in improved pension benefits to members.

Pension increase risk

Benefits in these plans are to some extent linked to inflation so increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits. This risk is mitigated as pension benefits are subject to affordability.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate used will increase the obligation of the plan.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

Reconciliation of projected benefit obligation

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	46 508	44 823	9 774	11 506	56 282	56 329
Movements recognised in income statement:	5 678	5 277	596	587	6 274	5 864
current service cost	1 028	927	386	370	1 414	1 297
past service cost	—	—	—	21	—	21
interest cost	4 650	4 350	210	196	4 860	4 546
Actuarial (gains)/losses recognised in other comprehensive income:	(2 950)	(1 803)	462	(931)	(2 488)	(2 734)
arising from changes in demographic assumptions	—	—	20	(3)	20	(3)
arising from changes in financial assumptions	(2 950)	(1 803)	312	(971)	(2 638)	(2 774)
arising from change in actuarial experience	—	—	130	43	130	43
Member contributions	447	411	—	—	447	411
Benefits paid	(2 398)	(2 200)	(477)	(304)	(2 875)	(2 504)
Transferred to assets held for sale	—	—	(30)	—	(30)	—
Translation of foreign operations	—	—	695	(1 084)	695	(1 084)

Projected benefit obligation at end of year	47 285	46 508	11 020	9 774	58 305	56 282

unfunded obligation*	—	—	7 915	6 861	7 915	6 861
funded obligation	47 285	46 508	3 105	2 913	50 390	49 421

*

Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value (2018 — R305 million; 2017 — R268 million). A decrease of R1 million (2017 — increase of R50 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	48 340	46 752	2 514	2 439	50 854	49 191
Movements recognised in income statement:	4 707	4 407	67	58	4 774	4 465
interest income	4 829	4 535	67	58	4 896	4 593
interest on asset limitation	(122)	(128)	—	—	(122)	(128)
Actuarial (losses)/gains recognised in other comprehensive income:	(1 959)	(1 930)	180	202	(1 779)	(1 728)
arising from return on plan assets (excluding interest income)	(1 959)	(1 930)	180	202	(1 779)	(1 728)
Plan participant contributions*	447	411	—	—	447	411
Employer contributions* +	991	900	1 233	265	2 224	1 165
Benefit payments	(2 398)	(2 200)	(314)	(165)	(2 712)	(2 365)
Translation of foreign operations	—	—	210	(285)	210	(285)

Fair value of plan assets at end of year	50 128	48 340	3 890	2 514	54 018	50 854

Actual return on plan assets	2 748	2 477	247	260	2 995	2 737

*	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.
+	In 2018, in the United States of America there was a once-off payment R963 million (US$75 million) made by the employer to the fund.

Contributions

Funding is based on actuarially determined contributions. The following table sets forth the projected pension contributions for the 2019 financial year.

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 009	287

Sensitivity analysis

A sensitivity analysis is performed in order to assess how the post-retirement pension obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		Foreign
	2018	2017	2018		2017
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	14	15	454		416
Decrease in average salaries increase assumption	(13)	(14)	(368)		(353)

Increase in the discount rate	(1 447)	(1 552)	(1 634)		(1 507)
Decrease in the discount rate	1 981	2 494	2 174		1 989

Increase in the pension increase assumption	2 035	2 538	1 071	*	956	*
Decrease in the pension increase assumption	(1 523)	(1 622)	(851	)*	(731	)*

*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

The sensitivities may not be representative of the actual change in the post-retirement pension obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.